UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267
                                   ---------

                         INSTITUTIONAL FIDUCIARY TRUST
                         -----------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 06/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                                     ANNUAL REPORT |
--------------------------------------------------------------------- 06 30 2004

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                             INSTITUTIONAL FIDUCIARY TRUST

                                           -------------------------------------

                                             Money Market Portfolio

                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

ANNUAL REPORT
--------------------------------------------------------------------------------

IFT Money Market Portfolio ..............................................      2

Financial Highlights & Statement of Investments .........................      7

Financial Statements ....................................................      9

Notes to Financial Statements ...........................................     12

Report of Independent Registered Public Accounting Firm .................     17

Board Members and Officers ..............................................     18

Proxy Voting Policies and Procedures ....................................     41

--------------------------------------------------------------------------------
Statement on Current
Industry Issues
--------------------------------------------------------------------------------
In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempletoninstitutional.com, or call us at 1-800/321-8563.
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                                               Annual Report | 1

ANNUAL REPORT

IFT MONEY MARKET PORTFOLIO

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities.(1) The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
      PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for IFT Money Market Portfolio covers the fiscal year ended June 30, 2004.

PERFORMANCE OVERVIEW

Relatively steady, low interest rates resulted in minimal changes for money market portfolio yields. In this environment, the Fund's seven-day effective yield fell from 0.83% on June 30, 2003, to 0.73% on June 30, 2004.

ECONOMIC AND MARKET OVERVIEW

Over the 12-month reporting period, an improving employment picture helped the economy gain a strong foothold, as businesses added more than 1.5 million jobs since September 2003.(2) This important factor was one of many that supported an interest rate rise during the period. Although higher interest rates led to increasing mortgage rates and declining housing affordability, the housing market remained historically robust. Rising home prices and strong new and existing home sales contributed to greater consumer spending.

Increases in business spending also contributed to economic growth. Growing consumer demand helped many companies improve their profits. At the same time, many businesses took advantage of the past 12 months' historically low

(1). Yield and share price are not guaranteed and will vary with market conditions. U.S. government securities owned by the portfolio, but not shares of the portfolio, are guaranteed by the U.S. government, its agencies or instrumentalities.

(2).  Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.


2 | Annual Report
interest rates to refinance old debt at more attractive levels, which improved their balance sheets. Many corporate fixed income products also benefited from this improvement. Productivity also continued to rise, which helped businesses generate more goods and services without substantially raising inflation.

Many market participants consider the core Consumer Price Index, which excludes food and energy, as a proxy for overall inflation. This index rose 1.9% for the 12 months ended June 30, 2004. Although inflation increased recently, it was still historically low. In fact, when the Federal Reserve Board (Fed) raised the federal funds target rate from 1.00% to 1.25% on June 30th, they noted that, "Although incoming inflation data are somewhat elevated, a portion of the increase in recent months appears to have been due to transitory factors."(3)

Largely in anticipation of the Fed's move at the end of June, longer-maturity Treasury yields shifted upward throughout the period. The benchmark 10-year Treasury yield rose from 3.54% at the beginning of the reporting period to 4.62% on June 30, 2004. The market expects the federal funds target rate to exceed 2.0% by the end of 2004, according to the Fed Funds Futures Contract Table. Despite the removal of some of the stimulus provided by lower interest rates, many sources of economic stimuli remained, including an improved jobs picture and higher corporate profits.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar-denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on June 30, 2004, more than 89% of the securities purchased for the Portfolio carried an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A.(4)

(3).  Source: Federal Reserve Board Press Release, 6/30/04.

(4).  These do not indicate ratings of the Fund.


                                                               Annual Report | 3

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Annual Report

IFT MONEY MARKET PORTFOLIO

IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o     U.S. government and federal agency obligations(5)

o     Certificates of deposit

o     Bank notes

o     High-grade commercial paper

o     High-grade short-term corporate obligations

o     Repurchase agreements collateralized by U.S. government securities(5)

The Portfolio's composition as a percentage of total investments on June 30, 2004, is shown to the right.

                                           THE MONEY MARKET PORTFOLIO
                                           PORTFOLIO COMPOSITION
                                           6/30/04

                                                  [PIE CHART]

                                           Certificate of Deposits ....... 45.0%
                                           Commercial Paper .............. 39.5%
                                           Repurchase Agreements ......... 11.1%
                                           Bank Notes ....................  2.7%
                                           US Government
                                           Agency Securities .............  1.6%

(5). U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

YOU WILL FIND A COMPLETE LISTING OF THE FUND'S PORTFOLIO HOLDINGS, INCLUDING DOLLAR VALUE AND NUMBER OF SHARES OR PRINCIPAL AMOUNT, BEGINNING ON PAGE 8 OF THIS REPORT.


                                                               Annual Report | 5

PERFORMANCE SUMMARY

The Fund's seven-day effective yield began the reporting period at 0.83% (as of June 30, 2003) and ended at 0.73% on June 30, 2004. The average weighted maturity was 54 days as of June 30, 2003, and 33 days as of June 30, 2004.

IFT MONEY MARKET PORTFOLIO
Period ended June 30, 2004

--------------------------------------------------------------------------------
Seven-day current yield(6)                                                 0.72%
--------------------------------------------------------------------------------
Seven-day effective yield(6)                                               0.73%
--------------------------------------------------------------------------------
Average weighted maturity                                                33 days
--------------------------------------------------------------------------------

IFT MONEY MARKET PORTFOLIO
Total Returns vs. Lipper Institutional Money Market Funds Index(7) Periods ended June 30, 2004

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                                       Lipper Institutional
                IFT Money Market Portfolio           Money Market Funds Index

One-Year                     0.74%                             0.93%
Three-Year                   4.42%                             4.89%
Five-Year                   16.68%                            17.47%
Ten-Year                    51.88%                            52.52%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT-MONTH-END PERFORMANCE.

(6). The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. For this reporting period, the reductions were not material enough to affect the yields. Therefore, without these reductions, the Fund's current and effective 7-day yields for the period would have been 0.72% and 0.73%, respectively. Effective June 1, 2004, Franklin Advisers, Inc., discontinued these arrangements.

(7). Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 2004, there were 286 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.


6 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                                               --------------------------------------------------------------------
                                                                                          YEAR ENDED JUNE 30,
                                                                     2004           2003          2002           2001          2000
                                                               --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................   $     1.00     $     1.00    $     1.00     $     1.00    $     1.00
                                                               --------------------------------------------------------------------
Income from investment operations - net investment
 income ....................................................         .007           .012          .024           .057          .054
Less distributions from net investment income ..............        (.007)         (.012)        (.024)         (.057)        (.054)
                                                               --------------------------------------------------------------------
Net asset value, end of year ...............................   $     1.00     $     1.00    $     1.00     $     1.00    $     1.00
                                                               ====================================================================

Total return(a) ............................................          .74%          1.20%         2.42%          5.84%         5.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................   $3,526,923     $2,997,651    $2,342,404     $2,046,618    $1,010,170

Ratios to average net assets:

 Expenses(b) ...............................................          .35%           .35%          .35%           .35%          .35%

 Expenses excluding waiver and payments by affiliate(b) ....          .37%           .36%          .38%           .37%          .40%

 Net investment income .....................................          .73%          1.19%         2.30%          5.64%         5.48%

(a)   Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                          Annual Report | See notes to financial statements. | 7

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004

----------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                           SHARES                   VALUE
----------------------------------------------------------------------------------------------------
MUTUAL FUNDS (COST $3,528,183,535) 100.0%

The Money Market Portfolio (Note 1) .......................   3,528,183,535          $ 3,528,183,535
OTHER ASSETS, LESS LIABILITIES ............................                               (1,260,884)
                                                                                     ---------------
NET ASSETS 100.0% .........................................                          $ 3,526,922,651
                                                                                     ===============


8 | See notes to financial statements. | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

                                                                              --------------
                                                                               MONEY MARKET
                                                                                 PORTFOLIO
                                                                              --------------
Assets:
 Investment in Portfolio, at value and cost (Note 1) ..............           $3,528,183,535
                                                                              --------------

Liabilities:
 Payables:
  Affiliates ......................................................                  619,935
  Professional fees ...............................................                   26,823
 Distributions to shareholders ....................................                  563,786
 Other liabilities ................................................                   50,340
                                                                              --------------
      Total liabilities ...........................................                1,260,884
                                                                              --------------
Net assets, at value ..............................................           $3,526,922,651
                                                                              ==============
Shares outstanding ................................................            3,526,922,651
                                                                              ==============
Net asset value per share .........................................           $         1.00
                                                                              ==============


                           Annual Report | See notes to financial statements. |9

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF OPERATIONS
for the year ended June 30, 2004

                                                                                ------------
                                                                                MONEY MARKET
                                                                                 PORTFOLIO
                                                                                ------------
Investment income:
Dividends from Portfolio (Note 1) .........................................     $ 29,791,351
                                                                                ------------

Expenses:
 Administrative fees (Note 3) .............................................        6,388,974
 Transfer agent fees ......................................................           23,583
 Reports to shareholders ..................................................           33,600
 Registration and filing fees .............................................           83,294
 Professional fees ........................................................           37,972
 Trustees' fees and expenses ..............................................           30,724
 Other ....................................................................          145,632
                                                                                ------------
      Total expenses ......................................................        6,743,779
      Expenses waived/paid by affiliate (Note 3) ..........................         (328,252)
                                                                                ------------
       Net expenses .......................................................        6,415,527
                                                                                ------------
        Net investment income .............................................       23,375,824
                                                                                ------------
Net increase (decrease) in net assets resulting from operations ...........     $ 23,375,824
                                                                                ============


10 | See notes to financial statements. | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2004 and 2003

                                                                                                -----------------------------------
                                                                                                      MONEY MARKET PORTFOLIO
                                                                                                -----------------------------------
                                                                                                     2004                 2003
                                                                                                -----------------------------------
Increase (decrease) in net assets
 Net investment income from operations .....................................................    $    23,375,824     $    33,207,731
 Distributions to shareholders from net investment income ..................................        (23,375,824)        (33,207,731)
 Capital share transactions (Note 2) .......................................................        529,271,965         655,246,440
                                                                                                -----------------------------------

Net increase (decrease) in net assets ......................................................        529,271,965         655,246,440
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year .........................................................................      2,997,650,686       2,342,404,246
                                                                                                -----------------------------------
 End of year ...............................................................................    $ 3,526,922,651     $ 2,997,650,686
                                                                                                ===================================


                         Annual Report | See notes to financial statements. | 11

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO FINANCIAL STATEMENTS

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. The Institutional Fiduciary Trust Money Market Portfolio (the
Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. The Fund seeks high current income consistent with preservation of capital and liquidity.

Effective April 30, 2004, the Franklin U.S. Government Securities Money Market Portfolio liquidated.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio). The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At June 30, 2004, investment companies managed by Advisers or its affiliates owned 2,378,591,896 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2004, the Fund owns 64.09% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.


12 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                           --------------------------------------
                                                                                       Year Ended June 30,
                                                                                 2004                  2003
                                                                           --------------------------------------
Shares sold ..........................................................     $ 16,144,275,425      $ 15,642,647,649
Shares issued in reinvestment of distributions .......................           17,083,121            29,526,485
Shares redeemed ......................................................      (15,632,086,581)      (15,016,927,694)
                                                                           --------------------------------------
Net increase (decrease) ..............................................     $    529,271,965      $    655,246,440
                                                                           ======================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investor Services LLC (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .20% per year of the average daily net assets of the Fund. Advisers agreed in advance to voluntarily waive a portion of administrative fees as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Fund. Effective June 1, 2004, the waiver was discontinued.


                                                              Annual Report | 13

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2004 and 2003 were as follows:

                                                    ----------------------------
                                                        2004             2003
                                                    ----------------------------
Distributions paid from ordinary income ......      $23,375,824      $33,207,731
                                                    ----------------------------

At June 30, 2004, the cost of investments and undistributed income for income tax purposes were as follows:

Cost of investments ..................................            $3,528,183,535
                                                                  --------------
Undistributed ordinary income ........................            $      563,786
                                                                  --------------

5. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Fund's administrative manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Fund's administrative manager neither admits nor denies any wrongdoing, the Fund's administrative manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Fund's administrative manager to, among other things, enhance and periodically review compliance policies and procedures.


14 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

5. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Fund's administrative manager and the Fund's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing").
The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Fund's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Company, in addition to other entities within Franklin Templeton Investments, including certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.


                                                              Annual Report | 15

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


16 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MONEY MARKET PORTFOLIO

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (the "Fund") (one of the funds constituting the Institutional Fiduciary Trust) at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 11, 2004


                                                              Annual Report | 17

BOARD MEMBERS AND OFFICERS

INSTITUTIONAL FIDUCIARY TRUST

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF PORTFOLIOS IN
                                                       LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS                  POSITION        TIME SERVED        BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)              Trustee         Since 1985         112                         None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)                  Trustee         Since 1985         141                         Director, Bar-S Foods
One Franklin Parkway                                                                                  (meat packing company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (76)                 Trustee         Since 1998         51                          None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)               Trustee         Since 1989         142                         None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)                 Trustee         Since 1985         114                         Director, The California
One Franklin Parkway                                                                                  Center for Land Recycling
San Mateo, CA 94403-1906                                                                              (redevelopment).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


18 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION        TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Gordon S. Macklin (76)              Trustee         Since 1992          141                        Director, White Mountains
One Franklin Parkway                                                                               Insurance Group, Ltd. (holding
San Mateo, CA 94403-1906                                                                           company); Martek Biosciences
                                                                                                   Corporation; MedImmune, Inc.
                                                                                                   (biotechnology); and
                                                                                                   Overstock.com (Internet
                                                                                                   services); and FORMERLY,
                                                                                                   Director, MCI Communication
                                                                                                   Corporation (subsequently known
                                                                                                   as MCI WorldCom, Inc. and
                                                                                                   WorldCom, Inc.) (communications
                                                                                                   services) (1988-2002) and
                                                                                                   Spacehab, Inc. (aerospace
                                                                                                   services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
                                                     LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)           Chairman of      Trustee since       141                        None
One Franklin Parkway                the Board        1985 and
San Mateo, CA 94403-1906                             Chairman of the
                                                     Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63)       Trustee and      Trustee since       124                        None
One Franklin Parkway                President and    1985 and
San Mateo, CA 94403-1906            Chief Executive  President and
                                    Officer -        Chief Executive
                                    Investment       Officer -
                                    Management       Investment
                                                     Management since
                                                     2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 19

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
                                                     LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)                Vice President   Since 1986          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)             Vice President   Since 1995          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)               Senior Vice      Since 2002          Not Applicable             None
500 East Broward Blvd.              President and
Suite 2100                          Chief Executive
Fort Lauderdale, FL 33394-3091      Officer -
                                    Finance and
                                    Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)                  Vice President   Since 2000          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)               Vice President   Since 2000          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------


20 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF PORTFOLIOS IN
                                                     LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DIOMEDES LOO-TAM (65)               Treasurer        Since March 2004    Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel
Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000); and
Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)              Vice President   Since 2002          Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue                    - AML                                                           Chemicals, Inc. and Lingnan
Rockefeller Center                  Compliance                                                      Foundation.
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)              Vice President   Since 2000          Not Applicable             None
One Franklin Parkway                and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (51)                Chief Financial  Since May 2004      Not Applicable             None
500 East Broward Blvd.              Officer
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's administrator and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/321-8563 TO REQUEST THE SAI.


                                                              Annual Report | 21

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                             ----------------------------------------------------------------------
                                                                                     YEAR ENDED JUNE 30,
                                                                2004            2003            2002           2001         2000
                                                             ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................    $     1.00      $     1.00     $     1.00     $     1.00    $     1.00
                                                             ----------------------------------------------------------------------
Income from investment operations - net investment income          .009            .014           .026           .059          .056

Less distributions from net investment income ...........         (.009)          (.014)         (.026)         (.059)        (.056)
                                                             ----------------------------------------------------------------------
Net asset value, end of year ............................    $     1.00      $     1.00     $     1.00     $     1.00    $     1.00
                                                             ======================================================================

Total return(a) .........................................           .94%           1.41%          2.63%          6.08%         5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................    $5,505,394      $5,331,200     $4,734,196     $4,490,919    $4,144,043

Ratios to average net assets:

 Expenses ...............................................           .15%            .15%           .15%           .15%          .15%

 Expenses excluding waiver and payments by affiliate ....           .16%            .15%           .16%           .16%          .16%

 Net investment income ..................................           .93%           1.39%          2.56%          5.91%         5.65%

(a)   Total return is not annualized for periods less than one year.


22 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 45.0%
    Abbey National North America, Stamford Branch, 1.09% - 1.11%, 7/21/04 - 7/27/04 ........      $  150,000,000      $  150,001,227
    Bank of Montreal, Chicago Branch, 1.063% - 1.200%, 7/21/04 - 9/07/04 ...................         225,000,000         225,001,627
    Bank of Nova Scotia, Portland Branch, 1.22% - 1.25%, 8/24/04 - 8/30/04 .................         150,000,000         150,002,369
    Banque Nationale De Paris, New York Branch, 1.080% - 1.085%, 7/16/04 - 7/28/04 .........         125,000,000         125,000,141
    Barclays Bank PLC, New York Branch, 1.05%, 8/02/04 .....................................          75,000,000          75,000,000
    Bayerische Landesbank Girozen, New York Branch, 1.02%, 7/14/04 .........................          50,000,000          50,000,179
    Credit Agricole, New York Branch, 1.07% - 1.43%, 7/30/04 - 10/22/04 ....................         150,000,000         150,000,774
    Danske Bank AS, New York Branch, 1.08%, 8/05/04 ........................................          50,000,000          50,001,444
    Dexia Bank, New York Branch, 1.080% - 1.508%, 8/25/04 - 12/07/04 .......................         150,000,000         150,004,012
    Landesbank Hessen Thueringen Giro., New York Branch, 1.095%, 9/08/04 ...................          75,000,000          75,000,715
    Lloyds Bank PLC, New York Branch, 1.31%, 8/23/04 - 8/30/04 .............................         150,000,000         150,002,321
    National Australia Bank, New York Branch, 1.15%, 8/13/04 ...............................          75,000,000          75,000,000
    Rabobank Nederland NV, New York Branch, 1.000% - 1.115%, 7/01/04 - 10/06/04 ............         100,000,000         100,000,670
    Royal Bank of Canada, New York Branch, 1.42%, 10/22/04 .................................          25,000,000          25,000,774
    Royal Bank of Scotland NY, New York Branch, 1.07%, 7/29/04 - 7/30/04 ...................         100,000,000         100,000,788
    Societe Generale North America Inc., New York Branch, 1.33%, 8/26/04 ...................          75,000,000          75,000,000
    State Street Corp., Boston Branch, 1.05%, 8/09/04 - 8/10/04 ............................         150,000,000         150,000,000
    Svenska Handelsbanken, New York Branch, 1.06% - 1.10%, 7/15/04 - 8/12/04 ...............         150,000,000         149,998,850
    Toronto Dominion Bank, New York Branch, 1.105% - 1.340%, 7/26/04 - 8/25/04 .............         150,000,000         150,000,000
    UBS AG, Stamford Branch, 1.060% - 1.065%, 7/23/04 - 7/28/04 ............................         150,000,000         150,001,247
    Wells Fargo Bank, San Francisco Branch, 1.05%, 7/12/04 .................................          75,000,000          75,000,000
    Westdeutsche Landesbank, New York Branch, 1.15%, 10/12/04 ..............................          75,000,000          75,002,131
                                                                                                                      --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,475,019,269) ....................................                           2,475,019,269
                                                                                                                      --------------
    BANK NOTES (COST $150,003,056) 2.7%
    Bank of America NA, 1.06%, 7/19/04 - 7/20/04 ...........................................         150,000,000         150,003,056
                                                                                                                      --------------
    COMMERCIAL PAPER 39.5%
(a) ANZ (Delaware) Inc., 1.034% - 1.153%, 7/08/04 - 8/12/04 ................................         150,000,000         149,881,389
(a) American International Group I, 1.013% - 1.042%, 7/01/04 - 7/16/04 .....................         150,000,000         149,966,903
(a) Barclays U.S. Funding Corp., 1.023%, 7/08/04 ...........................................          25,000,000          24,995,042
(a) Canadian Wheat Board, 1.004%, 8/04/04 ..................................................          25,000,000          24,976,389
(a) Citigroup Global Markets Holdings, 1.153%, 8/04/04 - 8/11/04 ...........................         150,000,000         149,826,701
(a) Coca-Cola Co., 1.213%, 8/23/04 - 8/27/04 ...............................................         100,000,000          99,818,500
(a) Commonwealth Bank of Australia, 1.043%, 7/06/04 - 7/13/04 ..............................         100,000,000          99,970,389
(a) Danske Corp., 1.066% - 1.201%, 7/26/04 - 8/26/04 .......................................         100,000,000          99,897,042
(a) Dupont De Nemours Inc., 1.242%, 8/12/04 - 8/20/04 ......................................         150,000,000         149,759,750
(a) General Electric Capital Corp., 1.043% - 1.173%, 7/07/04 - 8/18/04 .....................         150,000,000         149,836,958
(a) Goldman Sachs Group Inc., 1.30%, 7/02/04 ...............................................         150,000,000         149,994,583
(a) HBOS Treasury Services, 1.038% - 1.080%, 7/06/04 - 8/19/04 .............................         101,000,000         100,951,176
(a) Internationale Ned. U.S. Funding Corp., 1.034% - 1.333%, 7/07/04 - 8/23/04 .............         150,000,000         149,843,382
(a) National Australia Funding, 1.211%, 7/13/04 - 7/15/04 ..................................          75,000,000          74,967,229
(a) Nestle Capital Corp., 1.133%, 8/17/04 - 8/18/04 ........................................          50,000,000          49,925,451
(a) Pfizer Inc., 1.025% - 1.055%, 8/19/04 - 9/07/04 ........................................         150,000,000         149,763,103
(a) Procter & Gamble Co., 1.042% - 1.231%, 7/19/04 - 7/29/04 ...............................         150,000,000         149,903,861
(a) Royal Bank of Canada, 1.029% - 1.053%, 7/09/04 - 7/29/04 ...............................         125,000,000         124,917,015
(a) Shell Finance UK PLC, 1.011%, 7/02/04 ..................................................          50,000,000          49,998,597
(a) Westdeutsche Landesbank, 1.094%, 8/16/04 ...............................................          75,000,000          74,895,542
                                                                                                                      --------------
  TOTAL COMMERCIAL PAPER (COST $2,174,089,002) .............................................                           2,174,089,002
                                                                                                                      --------------


                                                              Annual Report | 23

THE MONEY MARKET PORTFOLIOS

------------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES 1.6%

(a) Federal Home Loan Bank, 1.25%, 7/01/04 ......................................................   $   13,595,000    $   13,595,000
(a) Freddie Mac, 1.077%, 8/31/04 ................................................................       75,000,000        74,864,021
                                                                                                                      --------------
    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $88,459,021) ..................................                         88,459,021
                                                                                                                      --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,887,570,348) ........................                      4,887,570,348
                                                                                                                      --------------

    REPURCHASE AGREEMENTS 11.1%
(b) Deutsche Bank Securities Inc., 1.25%, 7/01/04 (Maturity Value $121,229,209) .................      121,225,000       121,225,000
       Collateralized by U.S. Treasury Bills, 8/19/04 - 11/26/04
(b) Morgan Stanley & Co. Inc., 1.22%, 7/01/04 (Maturity Value $121,224,108) .....................      121,220,000       121,220,000
       Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.40%, 7/01/04 (Maturity Value $370,014,389) ............................      370,000,000       370,000,000
       Collateralized by U.S. Government Agency Securities, 2.125% - 5.500%, 8/13/04 - 6/02/06
                                                                                                                      --------------
    TOTAL REPURCHASE AGREEMENTS (COST $612,445,000) .............................................                        612,445,000
                                                                                                                      --------------
    TOTAL INVESTMENTS (COST $5,500,015,348) 99.9% ...............................................                      5,500,015,348
    OTHER ASSETS, LESS LIABILITIES .1% ..........................................................                          5,378,816
                                                                                                                      --------------
    NET ASSETS 100.0% ...........................................................................                     $5,505,394,164
                                                                                                                      ==============

(a) Security is traded on a discount basis; the rate shown is the effective yield at the time of purchase by the fund.

(b)   See Note 1(b) regarding repurchase agreements.


24 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                   ----------------------------------------------------------------
                                                                                             YEAR ENDED JUNE 30,
                                                                      2004          2003          2002         2001          2000
                                                                   ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........................     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                   ----------------------------------------------------------------
Income from investment operations - net investment income ....         .009          .013          .024          .056          .054

Less distributions from net investment income ................        (.009)        (.013)        (.024)        (.056)        (.054)
                                                                   ----------------------------------------------------------------
Net asset value, end of year .................................     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                   ================================================================

Total return(a) ..............................................          .87%         1.34%         2.43%         5.75%         5.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................     $117,815      $201,758      $226,676      $186,718      $221,993

Ratios to average net assets:

 Expenses ....................................................          .15%          .15%          .15%          .15%          .15%

 Expenses excluding waiver and payments by affiliate .........          .16%          .16%          .16%          .16%          .16%

 Net investment income .......................................          .87%         1.34%         2.33%         5.63%         5.36%

(a)   Total return is not annualized for periods less than one year.


                         Annual Report | See notes to financial statements. | 25

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2004

-----------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                    PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 29.7%
(a) U.S. Treasury Bill, 1.00%, 7/08/04 ..................................................      $ 10,000,000      $  9,998,065
(a) U.S. Treasury Bill, 1.00% - 1.005%, 7/29/04 .........................................        10,000,000         9,992,241
(a) U.S. Treasury Bill, 1.532%, 12/09/04 ................................................         5,000,000         4,966,011
(a) U.S. Treasury Note, 1.875%, 9/30/04 .................................................         5,000,000         5,007,934
(a) U.S. Treasury Note, 1.75%, 12/31/04 .................................................         5,000,000         5,015,122
                                                                                                                 ------------
    TOTAL GOVERNMENT SECURITIES (COST $34,979,373) ......................................                          34,979,373
                                                                                                                 ------------
    REPURCHASE AGREEMENTS 70.3%
(b) ABN AMRO Bank, N.V., New York Branch, 1.25%, 7/01/04 (Maturity Value $5,000,174) ....         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 1.75%, 12/31/04
(b) Banc of America Securities LLC, 1.10%, 7/01/04 (Maturity Value $5,000,153) ..........         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 2.00%, 8/31/05
(b) Barclays Capital Inc., 1.20%, 7/01/04 (Maturity Value $5,000,167) ...................         5,000,000         5,000,000
       Collateralized by U.S. Treasury Bills, 1.485%, 11/18/04
(b) Bear, Stearns & Co. Inc., 1.22%, 7/01/04 (Maturity Value $5,000,169) ................         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 1.625%, 4/30/05
(b) Deutsche Bank Securities Inc., 1.25%, 7/01/04 (Maturity Value $23,920,831) ..........        23,920,000        23,920,000
       Collateralized by U.S. Treasury Notes, 6.75%, 5/15/05
(b) Goldman, Sachs & Co., 1.24%, 7/01/04 (Maturity Value $5,000,172) ....................         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
(b) Greenwich Capital Markets Inc., 1.25%, 7/01/04 (Maturity Value $5,000,174) ..........         5,000,000         5,000,000
       Collateralized by U.S. Treasury Notes, 7.00%, 7/15/06
(b) Morgan Stanley & Co. Inc., 1.22%, 7/01/04 (Maturity Value $23,915,810) ..............        23,915,000        23,915,000
       Collateralized by U.S. Treasury Bonds, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.25%, 7/01/04 (Maturity Value $5,000,174) ......................         5,000,000         5,000,000
       Collateralized by U.S. Treasury Bonds, 9.375%, 2/15/06
                                                                                                                 ------------
    TOTAL REPURCHASE AGREEMENTS (COST $82,835,000) ......................................                          82,835,000
                                                                                                                 ------------
    TOTAL INVESTMENTS (COST $117,814,373) 100.0% ........................................                         117,814,373
    OTHER ASSETS, LESS LIABILITIES ......................................................                                 181
                                                                                                                 ------------
    NET ASSETS 100.0% ...................................................................                        $117,814,554
                                                                                                                 ============

(a) Security is traded on a discount basis; the rate shown is the effective yield at the time of purchase by the fund.

(b)   See Note 1(b) regarding repurchase agreements.


26 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                                           ---------------------------------
                                                                                                                  THE U.S.
                                                                                                                 GOVERNMENT
                                                                                                THE             SECURITIES
                                                                                            MONEY MARKET        MONEY MARKET
                                                                                             PORTFOLIO           PORTFOLIO
                                                                                           ---------------------------------
Assets:
 Investments in securities, at amortized cost (Note 1) .......................             $4,887,570,348     $   34,979,373
 Repurchase agreements, at value and cost ....................................                612,445,000         82,835,000
 Cash ........................................................................                      1,207              4,307
 Interest receivable .........................................................                  6,123,964             26,626
                                                                                           ---------------------------------
      Total assets ...........................................................              5,506,140,519        117,845,306
                                                                                           ---------------------------------
Liabilities:
 Payables:
  Professional fees ..........................................................                     22,900             10,375
  Affiliates .................................................................                    666,516             14,549
 Distributions to shareholders ...............................................                     12,407                841
 Other liabilities ...........................................................                     44,532              4,987
                                                                                           ---------------------------------
      Total liabilities ......................................................                    746,355             30,752
                                                                                           ---------------------------------
Net assets, at value .........................................................             $5,505,394,164     $  117,814,554
                                                                                           =================================
Shares outstanding ...........................................................              5,505,394,164        117,814,554
                                                                                           =================================
Net asset value per share ....................................................             $         1.00     $         1.00
                                                                                           =================================


                         Annual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the year ended June 30, 2004

                                                                                               ------------------------------
                                                                                                                   THE U.S.
                                                                                                                  GOVERNMENT
                                                                                                    THE           SECURITIES
                                                                                               MONEY MARKET      MONEY MARKET
                                                                                                 PORTFOLIO         PORTFOLIO
                                                                                               ------------------------------
Investment income:
 Interest ..........................................................................           $ 57,433,188      $  1,769,549
                                                                                               ------------------------------
Expenses:
 Management fees (Note 3) ..........................................................              7,933,008           261,993
 Custodian fees (Note 4) ...........................................................                103,758             3,729
 Professional fees .................................................................                 43,830            10,929
 Other .............................................................................                136,099             6,491
                                                                                               ------------------------------
      Total expenses ...............................................................              8,216,695           283,142
      Expense reductions (Note 4) ..................................................                    (33)             (287)
      Expenses waived/paid by affiliate (Note 3) ...................................               (209,614)          (21,976)
                                                                                               ------------------------------
       Net expenses ................................................................              8,007,048           260,879
                                                                                               ------------------------------
        Net investment income ......................................................             49,426,140         1,508,957
                                                                                               ------------------------------
Net realized gain (loss) from investments ..........................................                  3,825             5,742
                                                                                               ------------------------------
Net increase (decrease) in net assets resulting from operations ....................           $ 49,429,965      $  1,514,699
                                                                                               ==============================


28 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2004 and 2003

                                                       -------------------------------------------------------------------------
                                                                                                 The U.S. Government Securities
                                                             The Money Market Portfolio              Money Market Portfolio
                                                       -------------------------------------------------------------------------
                                                             2004               2003                 2004                2003
                                                       -------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................   $   49,426,140      $   73,176,506        $  1,508,957       $  2,883,855
  Net realized gain (loss) from investments ........            3,825              19,063               5,742                 --
                                                       -------------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations ..................       49,429,965          73,195,569           1,514,699          2,883,855
 Distributions to shareholders from net
  investment income ................................      (49,429,965)(a)     (73,195,569)(b)      (1,514,699)(c)     (2,883,855)
 Capital share transactions (Note 2) ...............      174,194,451         597,003,871         (83,943,475)       (24,918,467)
                                                       -------------------------------------------------------------------------
      Net increase (decrease) in net assets ........      174,194,451         597,003,871         (83,943,475)       (24,918,467)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year ................................    5,331,199,713       4,734,195,842         201,758,029        226,676,496
                                                       -------------------------------------------------------------------------
  End of year ......................................   $5,505,394,164      $5,331,199,713        $117,814,554       $201,758,029
                                                       =========================================================================

(a) Distributions were increased by a net realized gain from investments of $3,825.

(b) Distributions were increased by a net realized gain from investments of $19,063.

(c) Distributions were increased by a net realized gain from investments of $5,742.


                         Annual Report | See notes to financial statements. | 29

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2004, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for income taxes because each portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each portfolio to the combined net assets. Other expenses are charged to each portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


30 | Annual Report

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                                                      ----------------------------------------
                                                                                                                   THE U.S.
                                                                                                                 GOVERNMENT
                                                                                            THE                  SECURITIES
                                                                                        MONEY MARKET             MONEY MARKET
                                                                                         PORTFOLIO                PORTFOLIO
                                                                                      ----------------------------------------
Year ended June 30, 2004
 Shares sold ...........................................................              $ 5,413,860,590          $   145,540,988
 Shares issued in reinvestment of distributions ........................                   49,424,401                1,513,783
 Shares redeemed .......................................................               (5,289,090,540)            (230,998,246)
                                                                                      ----------------------------------------
 Net increase (decrease) ...............................................              $   174,194,451          $   (83,943,475)
                                                                                      ========================================
Year ended June 30, 2003
 Shares sold ...........................................................              $ 6,279,565,500          $   309,427,987
 Shares issued in reinvestment of distributions ........................                   73,193,516                2,884,175
 Shares redeemed .......................................................               (5,755,755,145)            (337,230,629)
                                                                                      ----------------------------------------
 Net increase (decrease) ...............................................              $   597,003,871          $   (24,918,467)
                                                                                      ========================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each portfolio. Advisers agreed in advance to voluntarily waive a portion of management fees as noted in the Statements of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolios. Effective June 1, 2004, the waiver was discontinued for the Money Market Portfolio.


                                                              Annual Report | 31

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

At June 30, 2004, the shares of The Money Market Portfolio were owned by the following fund:

                                                                                -----------------------------------------
                                                                                                         PERCENTAGE OF
                                                                                    SHARES             OUTSTANDING SHARES
                                                                                -----------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..................       3,528,183,535                64.09%
Franklin Money Fund .....................................................       1,623,968,530                29.50%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .............         197,177,281                 3.58%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .............................................................         156,064,818                 2.83%

At June 30, 2004, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                                -----------------------------------------
                                                                                                         PERCENTAGE OF
                                                                                    SHARES             OUTSTANDING SHARES
                                                                                -----------------------------------------
Franklin Federal Money Fund .............................................         117,814,554                  100%

On April 30, 2004, the Institutional Fiduciary Trust-Franklin U.S. Government Securities Money Market Portfolio liquidated all of its holdings in the U.S. Government Securities Money Market Portfolio.

4. EXPENSE OFFSET ARRANGEMENTS

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the period ended June 30, 2004, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2004 and 2003, was as follows:

                                                                ----------------------------------------------------------
                                                                                                 THE U.S. GOVERNMENT
                                                                     THE MONEY MARKET                 SECURITIES
                                                                        PORTFOLIO               MONEY MARKET PORTFOLIO
                                                                ----------------------------------------------------------
                                                                     2004          2003           2004           2003
                                                                ----------------------------------------------------------
Distributions paid from ordinary income ................        $49,429,965    $73,195,569    $ 1,514,699      $ 2,883,855
                                                                ==========================================================

At June 30, 2004, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                                             ----------------------------------------
                                                                                                THE U.S. GOVERNMENT
                                                                             THE MONEY MARKET        SECURITIES
                                                                                 PORTFOLIO     MONEY MARKET PORTFOLIO
                                                                             ----------------------------------------
Cost of investments .....................................................      $5,500,015,348      $   117,814,373
                                                                               ===================================
Undistributed ordinary income ...........................................      $       12,407      $           841
                                                                               ===================================


32 | Annual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Portfolios' investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Portfolios' investment manager neither admits nor denies any wrongdoing, the Portfolios' investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Portfolios' investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


                                                              Annual Report | 33

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Portfolios' investment manager and the Portfolios' principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Portfolios' principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Company, in addition to other entities within Franklin Templeton Investments, including certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


34 | Annual Report

THE MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 11, 2004


                                                              Annual Report | 35

BOARD MEMBERS AND OFFICERS

THE MONEY MARKET PORTFOLIOS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)        Trustee           Since 1992          112                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)            Trustee           Since 1992          141                       Director, Bar-S Foods
One Franklin Parkway                                                                             (meat packing company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (76)           Trustee           Since 1998          51                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)         Trustee           Since 1992          142                       None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)           Trustee           Since 1992          114                       Director, The California Center
One Franklin Parkway                                                                             for Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)           Trustee           Since 1992          141                       Director, White Mountains Insurance
One Franklin Parkway                                                                             Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                                         Martek Biosciences Corporation;
                                                                                                 MedImmune, Inc. (biotechnology);
                                                                                                 and Overstock.com (Internet
                                                                                                 services); and FORMERLY, Director,
                                                                                                 MCI Communication Corporation
                                                                                                 (subsequently known as MCI
                                                                                                 WorldCom, Inc. and WorldCom, Inc.)
                                                                                                 (communications services)
                                                                                                 (1988-2002) and Spacehab, Inc.
                                                                                                 (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)        Trustee and       Trustee since       141                       None
One Franklin Parkway             Chairman of       1992 and Chairman
San Mateo, CA 94403-1906         the Board         of the Board since
                                                   1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63)    Trustee and       Trustee since       124                       None
One Franklin Parkway             President and     1992 and
San Mateo, CA 94403-1906         Chief Executive   President and
                                 Officer -         Chief Executive
                                 Investment        Officer -
                                 Management        Investment
                                                   Management since
                                                   2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)             Vice President    Since 1992          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)              Chief             Since July 2004     Not Applicable            None
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.,
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)             Treasurer         Since July 2004     Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)          Vice President    Since 1995          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)            Senior Vice       Since 2002          Not Applicable            None
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)               Vice President    Since 2000          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)            Vice President    Since 2000          Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)           Vice President -  Since 2002          Not Applicable            Director, FTI Banque, Arch
600 Fifth Avenue                 AML Compliance                                                  Chemicals, Inc. and Lingnan
Rockefeller Center                                                                               Foundation.
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF PORTFOLIOS IN
                                                   LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION          TIME SERVED         BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
Murray L. Simpson (67)           Vice President    Since 2000          Not Applicable            None
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)             Chief Financial   Since May 2004      Not Applicable            None
500 East Broward Blvd.           Officer
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


40 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

PROXY VOTING POLICIES AND PROCEDURES

IFT MONEY MARKET PORTFOLIO

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


                                                              Annual Report | 41

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

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

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

         [LOGO]                 FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN(R) TEMPLETON(R)        600 Fifth Avenue
      INSTITUTIONAL             New York, NY 10020
                                FRANKLINTEMPLETONINSTITUTIONAL.COM

ANNUAL REPORT

MONEY MARKET PORTFOLIO

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/321-8563

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

140 A2004 08/04




                                                     ANNUAL REPORT |
--------------------------------------------------------------------- 06 30 2004

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                             INSTITUTIONAL FIDUCIARY TRUST

                                           -------------------------------------

                                  Franklin Structured Large Cap Core Equity Fund

                                Franklin Structured Large Cap Growth Equity Fund


                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

ANNUAL REPORT
--------------------------------------------------------------------------------

Franklin Structured Large Cap Core Equity Fund ............................    2

Franklin Structured Large Cap Growth Equity Fund ..........................    7

Financial Highlights & Statements of Investments ..........................   12

Financial Statements ......................................................   22

Notes to Financial Statements .............................................   25

Report of Independent Registered Public Accounting Firm ...................   31

Tax Designation ...........................................................   32

Board Members and Officers ................................................   33

Proxy Voting Policies and Procedures ......................................   37

--------------------------------------------------------------------------------
STATEMENT ON CURRENT
INDUSTRY ISSUES
--------------------------------------------------------------------------------
In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempletoninstitutional.com, or call us at 1-800/321-8563.
--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------

                                                               Annual Report | 1

ANNUAL REPORT

FRANKLIN STRUCTURED LARGE CAP
CORE EQUITY FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Structured Large Cap Core Equity Fund (the Fund) seeks long-term capital appreciation by investing at least 80% of net assets in equity securities of companies whose market capitalizations are within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system.

--------------------------------------------------------------------------------
      PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Structured Large Cap Core Equity Fund covers the fiscal year ended June 30, 2004.

PERFORMANCE OVERVIEW

Franklin Structured Large Cap Core Equity Fund posted a 17.10% cumulative total return for the period under review. Although the Fund performed well during the period, it underperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 19.12%.(1)

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended June 30, 2004, the U.S. economy showed broad fundamental improvement as gross domestic product (GDP) growth rose 4.4% over the previous 12-month period. Major contributors to growth included consumer spending, inventory investment, equipment and software spending, and federal government spending. Corporate profits for first quarter 2004 were 32% higher than for the same period a year earlier.(2)

(1). Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2).  Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.


2 | Annual Report

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.5 million jobs since summer 2003. In addition, the unemployment rate fell from 6.3% in June 2003 to 5.6% at period-end.(3) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

In light of positive economic developments, consumer inflation picked up speed in 2004. Excluding the volatile food and energy categories, consumer prices increased 1.9% for the 12 months ended June 30, 2004.(4) Consequently, for the first time in four years, the Federal Reserve Board (Fed) raised the federal funds target rate on June 30, 2004, by a quarter-point to 1.25%. With inflation expected to remain relatively low, Fed policymakers believe they can raise interest rates at a measured pace. Nonetheless, the Fed has stated they will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through year-end 2003, then flattened in the first half of 2004. Despite continued signs of enhanced corporate fundamentals through period-end, investors appeared cautious due to geopolitical uncertainty and speculation about when the Fed might act to constrain inflation by pushing up historically low interest rates. The S&P 500 rose 19.12% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 26.83%.(5)

INVESTMENT STRATEGY

Our twin objectives for Franklin Structured Large Cap Core Equity Fund are very tight risk controls and modest excess return over the S&P 500. To achieve the first objective, the portfolio is managed using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into Franklin's deep pool of research analysis. The portfolio is managed to very closely follow the index with very tight tracking error levels. The portfolio is sector- and industry-neutral (i.e., it typically does not deviate from the index weightings by more than 1%) with excess return coming primarily from security selection, a key strength of Franklin Advisers, Inc.

PORTFOLIO BREAKDOWN
Franklin Structured Large Cap
Core Equity Fund
Based on Total Net Assets 6/30/04

Finance                                                     19.6%
Health Technology                                           13.1%
Electronic Technology                                       12.6%
Technology Services                                         10.1%
Consumer Non-Durables                                        7.5%
Energy Minerals                                              6.7%
Producer Manufacturing                                       5.3%
Retail Trade                                                 5.0%
Consumer Services                                            3.5%
Communications                                               3.3%
Health Services                                              3.0%
Process Industries                                           2.1%
Transportation                                               1.7%
Distribution Services                                        1.2%
Utilities                                                    1.0%
Consumer Durables                                            0.9%
Industrial Services                                          0.6%
Non-Energy Minerals                                          0.3%
Real Estate Investment Trusts                                0.3%
Commercial Services                                          0.2%
Short-Term Investments & Other Net Assets                    2.0%

(3).  Source: Bureau of Labor Statistics.

(4).  Source: Bureau of Labor Statistics.

(5). Source: Standard & Poor's Micropal. The NASDAQ Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                               Annual Report | 3

MANAGER'S DISCUSSION

Franklin Structured Large Cap Core Equity Fund is an enhanced index strategy that seeks to outperform the S&P 500 marginally, with very little excess relative risk. We expect the majority of our over- or under-performance to come from security selection.

For the twelve-month period ended June 30, 2004, the portfolio gained value relative to its benchmark, the S&P 500, due to overweighted positions in Cisco Systems Inc., Countrywide Financial Corp., Exxon Mobil Corp., and Intel Corp., and an underweighted position in American International Group Inc. During the same period, the portfolio lost value relative to its benchmark due to overweighted positions in Viacom Inc., Amgen Inc., and LeapFrog Enterprises Inc., and underweighted positions in Verizon Communications Inc. and Merck & Co. Inc.

We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10  HOLDINGS
Franklin Structured Large Cap
Core Equity Fund
6/30/04

--------------------------------------------------------------------------------
  COMPANY                                                            %  OF TOTAL
  SECTOR/INDUSTRY                                                    NET  ASSETS
--------------------------------------------------------------------------------
  Pfizer Inc.                                                               3.8%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
  Microsoft Corp.                                                           3.5%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
  Exxon Mobil Corp.                                                         3.5%
   ENERGY MINERALS
--------------------------------------------------------------------------------
  Intel Corp.                                                               3.0%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
  Cisco Systems Inc.                                                        2.8%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
  Citigroup Inc.                                                            2.7%
   FINANCE
--------------------------------------------------------------------------------
  General Electric Co.                                                      2.5%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
  Wells Fargo & Co.                                                         2.3%
   FINANCE
--------------------------------------------------------------------------------
  Coca-Cola Co.                                                             2.1%
   CONSUMER NON-DURABLES
--------------------------------------------------------------------------------
  Freddie Mac                                                               2.0%
   FINANCE
--------------------------------------------------------------------------------

YOU WILL FIND A COMPLETE LISTING OF THE FUND'S PORTFOLIO HOLDINGS, INCLUDING DOLLAR VALUE AND NUMBER OF SHARES OR PRINCIPAL AMOUNT, BEGINNING ON PAGE 13 OF THIS REPORT.


4 | Annual Report

PERFORMANCE SUMMARY AS OF 6/30/04

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

Your dividend income will vary depending on the dividends or interest paid by the securities in the Fund's portfolio. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

---------------------------------------------------------------------------------------------------------
                                                        CHANGE           6/30/04          6/30/03
---------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +1.41            $12.09            $10.68
---------------------------------------------------------------------------------------------------------

PERFORMANCE
Period ended 6/30/04

---------------------------------------------------------------------------------------------------------
                                                                         1-YEAR       INCEPTION (4/30/03)
---------------------------------------------------------------------------------------------------------
  Cumulative Total Return(6)                                            +17.10%               +25.06%
---------------------------------------------------------------------------------------------------------
  Average Annual Total Return(7)                                        +17.10%               +21.12%
---------------------------------------------------------------------------------------------------------
  Value of $5,000,000 Investment(8)                                 $6,056,630            $6,253,000
---------------------------------------------------------------------------------------------------------

(6). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(7). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(8). These figures represent the value of a hypothetical $5,000,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


                                                               Annual Report | 5

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $5,000,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

(4/30/03-6/30/04)
Millions

 [THE FOLLOWING TABLES WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Franklin Structured
                    Large-Cap Core
   Date               Equity Fund          S&P 500 Index
4/30/2003             $5,000,000            $5,000,000
5/31/2003             $5,285,000            $5,263,168
6/30/2003             $5,339,964            $5,330,418
7/31/2003             $5,445,161            $5,424,440
8/31/2003             $5,545,352            $5,530,025
9/30/2003             $5,480,472            $5,471,472
10/31/2003            $5,765,456            $5,780,834
11/30/2003            $5,835,218            $5,831,637
12/31/2003            $6,113,558            $6,137,238
1/31/2004             $6,206,484            $6,249,887
2/29/2004             $6,263,584            $6,336,734
3/31/2004             $6,185,915            $6,241,147
4/30/2004             $6,056,630            $6,143,329
5/31/2004             $6,118,407            $6,227,455
6/30/2004             $6,253,000            $6,348,469

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.


6 | Annual Report

FRANKLIN STRUCTURED LARGE CAP
GROWTH EQUITY FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Structured Large Cap Growth Equity Fund (the Fund) seeks long-term capital appreciation by investing at least 80% of net assets in equity securities of companies whose market capitalizations are within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system.

--------------------------------------------------------------------------------
      PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Structured Large Cap Growth Equity Fund covers the fiscal year ended June 30, 2003.

PERFORMANCE OVERVIEW

Franklin Structured Large Cap Growth Equity Fund posted a 17.36% cumulative total return for the year under review. Although the Fund performed well during the period under review, it slightly underperformed its benchmark, the Russell 1000 Growth Index, which returned 17.88%.(1)

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended June 30, 2004, the U.S. economy showed broad fundamental improvement as gross domestic product (GDP) growth rose 4.4% over the previous 12-month period. Major contributors to growth included consumer spending, inventory investment, equipment and software spending, and federal government spending. Corporate profits for first quarter 2004 were 32% higher than for the same period a year earlier.(2)

(1). Source: Standard & Poor's Micropal. Russell 1000(R) Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2).  Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                               Annual Report | 7

PORTFOLIO BREAKDOWN
Franklin Structured Large Cap
Growth Equity Fund
Based on Total Net Assets
6/30/04

Health Technology                                                    19.8%
Electronic Technology                                                18.5%
Technology Services                                                  12.1%
Consumer Non-Durables                                                 8.7%
Finance                                                               7.6%
Retail Trade                                                          6.8%
Consumer Services                                                     4.3%
Producer Manufacturing                                                4.3%
Health Services                                                       3.4%
Transportation                                                        2.7%
Process Industries                                                    2.2%
Communications                                                        1.9%
Energy Minerals                                                       1.9%
Commercial Services                                                   1.2%
Distribution Services                                                 0.6%
Industrial Services                                                   0.1%
Short-Term Investments & Other Net Assets                             3.4%

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.5 million jobs since summer 2003. In addition, the unemployment rate fell from 6.3% in June 2003 to 5.6% at period-end.(3) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

In light of positive economic developments, consumer inflation picked up speed in 2004. Excluding the volatile food and energy categories, consumer prices increased 1.9% for the 12 months ended June 30, 2004.(4) Consequently, for the first time in four years, the Federal Reserve Board (Fed) raised the federal funds target rate on June 30, 2004, by a quarter-point to 1.25%. With inflation expected to remain relatively low, Fed policymakers believe they can raise interest rates at a measured pace. Nonetheless, the Fed has stated they will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through year-end 2003, then flattened in the first half of 2004. Despite continued signs of enhanced corporate fundamentals through period-end, investors appeared cautious due to geopolitical uncertainty and speculation about when the Fed might act to constrain inflation by pushing up historically low interest rates. The S&P 500 rose 19.12% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 26.83%.(5)

INVESTMENT STRATEGY

Our twin objectives for Franklin Structured Large Cap Growth Equity Fund are very tight risk controls and modest excess return over the Russell 1000 Growth Index. To achieve the first objective, the portfolio is run using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into Franklin's deep pool of research analysis. The portfolio is managed to very closely follow the index with very tight tracking error levels. The portfolio is sector- and industry-neutral (i.e., they typically do not deviate from the index weightings by more than 1%) with excess return coming primarily from security selection, a key strength of Franklin Advisers, Inc.

(3).  Source: Bureau of Labor Statistics.

(4).  Source: Bureau of Labor Statistics.

(5). Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. The NASDAQ Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


8 | Annual Report

MANAGER'S DISCUSSION

Franklin Structured Large Cap Growth Equity Fund is an enhanced index strategy that seeks to outperform the Russell 1000 Growth Index marginally, with very little excess relative risk. We expect the majority of our over- or under-performance to come from security selection.

For the twelve-month period ended June 30, 2004, the Franklin Structured Large Cap Growth Equity Fund gained value relative to its benchmark, the Russell 1000 Growth, from overweighted positions in Cisco Systems Inc., Intel Corp., General Electric Co., Microsoft Corp., and Yahoo! Inc. During the same period, the portfolio lost value relative to its benchmark due to overweighted positions in Amgen Inc., Wyeth, LeapFrog Enterprises Inc., and Integrated Circuit Systems, and an underweighted position in Merck & Co. Inc.

We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10  HOLDINGS
Franklin Structured Large Cap
Growth Equity Fund
6/30/04

--------------------------------------------------------------------------------
  COMPANY                                                            %  OF TOTAL
  SECTOR/INDUSTRY                                                    NET  ASSETS
--------------------------------------------------------------------------------
  Pfizer Inc.                                                              5.8%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
  Microsoft Corp.                                                          5.1%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
  Intel Corp.                                                              4.4%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
  Cisco Systems Inc.                                                       4.3%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
  Johnson & Johnson Inc.                                                   3.9%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
  Coca-Cola Co.                                                            3.0%
   CONSUMER NON-DURABLES
--------------------------------------------------------------------------------
  Amgen Inc.                                                               2.5%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
  Wal-Mart Stores Inc.                                                     2.3%
   RETAIL TRADE
--------------------------------------------------------------------------------
  Anheuser-Busch Cos. Inc.                                                 2.0%
   CONSUMER NON-DURABLES
--------------------------------------------------------------------------------
  Applied Materials Inc.                                                   1.8%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------

YOU WILL FIND A COMPLETE LISTING OF THE FUND'S PORTFOLIO HOLDINGS, INCLUDING DOLLAR VALUE AND NUMBER OF SHARES OR PRINCIPAL AMOUNT, BEGINNING ON PAGE 18 OF THIS REPORT.


                                                               Annual Report | 9

PERFORMANCE SUMMARY AS OF 6/30/04

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

Your dividend income will vary depending on the dividends or interest paid by the securities in the Fund's portfolio. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

-----------------------------------------------------------------------------------------------
                                              CHANGE           6/30/04          6/30/03
-----------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                       +1.23            $11.94            $10.71
-----------------------------------------------------------------------------------------------

PERFORMANCE

-----------------------------------------------------------------------------------------------
                                                                1-YEAR      INCEPTION (4/30/03)
-----------------------------------------------------------------------------------------------
  Cumulative Total Return(6)                                    +17.36%             +25.69%
-----------------------------------------------------------------------------------------------
  Average Annual Total Return(7)                                +17.36%             +21.64%
-----------------------------------------------------------------------------------------------
  Value of $5,000,000 Investment(8)                         $6,053,810          $6,284,500
-----------------------------------------------------------------------------------------------

(6). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(7). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(8). These figures represent the value of a hypothetical $5,000,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


10 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $5,000,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

(4/30/03-6/30/04)
 [THE FOLLOWING TABLES WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Structured
                Large-Cap Growth      Russell 1000
   Date            Equity Fund        Growth Index
4/30/2003          $5,000,000          $5,000,000
5/31/2003          $5,275,000          $5,249,574
6/30/2003          $5,355,180          $5,321,858
7/31/2003          $5,470,316          $5,454,284
8/31/2003          $5,600,510          $5,589,939
9/30/2003          $5,550,665          $5,530,096
10/31/2003         $5,855,952          $5,840,708
11/30/2003         $5,926,223          $5,901,857
12/31/2003         $6,138,382          $6,105,963
1/31/2004          $6,248,873          $6,230,661
2/29/2004          $6,270,119          $6,270,246
3/31/2004          $6,154,122          $6,153,931
4/30/2004          $6,053,810          $6,082,391
5/31/2004          $6,143,406          $6,195,758
6/30/2004          $6,284,500          $6,273,180

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                              Annual Report | 11

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

                                                                                                  ------------------------------
                                                                                                         YEAR ENDED JUNE 30,
                                                                                                    2004                 2003(c)
                                                                                                  ------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year .....................................................          $   10.68            $   10.00
                                                                                                  ------------------------------
Income from investment operations:
 Net investment income(a) ..............................................................                .09                  .02
 Net realized and unrealized gains (losses) ............................................               1.71                  .66
                                                                                                  ------------------------------
Total from investment operations .......................................................               1.80                  .68
                                                                                                  ------------------------------
Less distributions from:
 Net investment income .................................................................               (.09)                  --
 Net realized gains ....................................................................               (.30)                  --
                                                                                                  ------------------------------
Total distributions ....................................................................               (.39)                  --
                                                                                                  ------------------------------
Net asset value, end of year ...........................................................          $   12.09            $   10.68
                                                                                                  ==============================

Total return(b) ........................................................................              17.10%                6.80%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................................................          $   2,786            $   2,137

Ratios to average net assets:
 Expenses ..............................................................................                .70%                 .12%(d)
 Expenses excluding waiver and payments by affiliate ...................................               3.66%                1.03%(d)
 Net investment income .................................................................                .81%                 .17%(d)
Portfolio turnover rate ................................................................             164.34%                9.93%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   For the period April 30, 2003 (effective date) to June 30, 2003.

(d)   Not annualized.


12 | See notes to financial statements. |Annual Report

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004

----------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                      SHARES         VALUE
----------------------------------------------------------------------------------------------
    COMMON STOCKS 98.0%
    COMMERCIAL SERVICES .2%
    Robert Half International Inc. .............................           177        $  5,269
                                                                                      --------
    COMMUNICATIONS 3.3%
(a) AT&T Wireless Services Inc. ................................            17             243
    BellSouth Corp. ............................................           258           6,765
(a) Nextel Communications Inc., A ..............................           687          18,315
(a) Qwest Communications International Inc. ....................           223             801
    SBC Communications Inc. ....................................           982          23,814
    Sprint Corp. ...............................................           295           5,192
    Verizon Communications Inc. ................................         1,018          36,841
                                                                                      --------
                                                                                        91,971
                                                                                      --------
    CONSUMER DURABLES .9%
    D.R. Horton Inc. ...........................................            74           2,102
(a) Electronic Arts Inc. .......................................           407          22,202
                                                                                      --------
                                                                                        24,304
                                                                                      --------
    CONSUMER NON-DURABLES 7.5%
    Altria Group Inc. ..........................................           515          25,776
    Anheuser-Busch Cos. Inc. ...................................           816          44,064
    Coca-Cola Co. ..............................................         1,151          58,102
    Colgate-Palmolive Co. ......................................           819          47,871
    PepsiCo Inc. ...............................................           218          11,746
    Procter & Gamble Co. .......................................           407          22,157
                                                                                      --------
                                                                                       209,716
                                                                                      --------
    CONSUMER SERVICES 3.5%
    Clear Channel Communications Inc. ..........................           512          18,919
(a) eBay Inc. ..................................................            48           4,414
(a) Univision Communications Inc., A ...........................           999          31,898
    Viacom Inc., B .............................................           364          13,002
    The Walt Disney Co. ........................................         1,113          28,370
                                                                                      --------
                                                                                        96,603
                                                                                      --------
    DISTRIBUTION SERVICES 1.2%
    AmerisourceBergen Corp. ....................................           442          26,423
    McKesson Corp. .............................................           180           6,179
                                                                                      --------
                                                                                        32,602
                                                                                      --------
    ELECTRONIC TECHNOLOGY 12.6%
(a) Agilent Technologies Inc. ..................................           176           5,153
(a) Applied Materials Inc. .....................................           552          10,830
(a) Avaya Inc. .................................................           298           4,706
(a) Cisco Systems Inc. .........................................         3,349          79,371
(a) Dell Inc. ..................................................           153           5,481
(a) EMC Corp. ..................................................           324           3,694
    Hewlett-Packard Co. ........................................            74           1,561
    Intel Corp. ................................................         3,047          84,097
    Intersil Corp., A ..........................................         1,428          30,931
    Linear Technology Corp. ....................................           511          20,169


                                                              Annual Report | 13

INSTITUTIONAL FIDUCIARY TRUST

--------------------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                              SHARES            VALUE
--------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
    Lockheed Martin Corp. ..................................................       927          $ 48,278
    Nokia Corp., ADR (Finland) .............................................     1,020            14,831
    QUALCOMM Inc. ..........................................................       403            29,411
    Tektronix Inc. .........................................................       350            11,907
(a) Thermo Electron Corp. ..................................................         3                92
(a) Waters Corp. ...........................................................        22             1,051
                                                                                                --------
                                                                                                 351,563
                                                                                                --------
    ENERGY MINERALS 6.7%
    Anadarko Petroleum Corp. ...............................................        13               762
    BP PLC, ADR (United Kingdom) ...........................................       489            26,196
    Devon Energy Corp. .....................................................       740            48,840
    Exxon Mobil Corp. ......................................................     2,205            97,924
    Peabody Energy Corp. ...................................................       135             7,559
    Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) .....................       111             5,735
                                                                                                --------
                                                                                                 187,016
                                                                                                --------
    FINANCE 19.6%
    AFLAC Inc. .............................................................         6               245
    American International Group Inc. ......................................        86             6,130
    Assurant Inc. ..........................................................       249             6,569
    Bank of America Corp. ..................................................       560            47,387
    Bank of New York Co. Inc. ..............................................       175             5,159
    Bank One Corp. .........................................................       121             6,171
(a) Berkshire Hathaway Inc., B .............................................        14            41,370
    Capital One Financial Corp. ............................................        44             3,009
(a) CapitalSource Inc. .....................................................       118             2,885
    CIT Group Holdings Inc. ................................................       558            21,366
    Citigroup Inc. .........................................................     1,618            75,237
    Countrywide Financial Corp. ............................................       696            48,894
(a) E*TRADE Financial Corp. ................................................       366             4,081
    Fannie Mae .............................................................       199            14,201
    Federated Investors Inc., B ............................................       360            10,922
    Fifth Third Bancorp ....................................................       885            47,595
    Freddie Mac ............................................................       865            54,754
    Goldman Sachs Group Inc. ...............................................        13             1,224
    Investors Financial Services Corp. .....................................       161             7,016
    JP Morgan Chase & Co. ..................................................        49             1,900
    Lehman Brothers Holdings Inc. ..........................................        90             6,772
    Marsh & McLennan Cos. Inc. .............................................       871            39,526
    Old Republic International Corp. .......................................       618            14,659
(a) Providian Financial Corp. ..............................................        48               704
    Washington Mutual Inc. .................................................       404            15,611
    Wells Fargo & Co. ......................................................     1,112            63,640
                                                                                                --------
                                                                                                 547,027
                                                                                                --------


14 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

----------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                    SHARES            VALUE
----------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH SERVICES 3.0%
(a) Anthem Inc. ..............................................           380          $ 34,033
(a) Caremark RX Inc. .........................................           450            14,823
    HCA Inc. .................................................           124             5,157
(a) Health Net Inc., A .......................................           716            18,974
    Universal Health Services Inc., B ........................           125             5,736
(a) VCA Antech Inc. ..........................................            88             3,944
                                                                                      --------
                                                                                        82,667
                                                                                      --------
    HEALTH TECHNOLOGY 13.1%
    Abbott Laboratories ......................................           688            28,043
(a) Amgen Inc. ...............................................           971            52,987
(a) Biogen Idec Inc. .........................................           260            16,445
    Johnson & Johnson Inc. ...................................           812            45,228
    Medtronic Inc. ...........................................           444            21,632
    Merck & Co. Inc. .........................................           603            28,643
    Pall Corp. ...............................................         1,699            44,497
    Pfizer Inc. ..............................................         3,069           105,205
    Wyeth ....................................................           580            20,973
                                                                                      --------
                                                                                       363,653
                                                                                      --------
    INDUSTRIAL SERVICES .6%
(a) Allied Waste Industries Inc. .............................           219             2,886
    Schlumberger Ltd. ........................................           231            14,671
                                                                                      --------
                                                                                        17,557
                                                                                      --------
    NON-ENERGY MINERALS .3%
    Alcoa Inc. ...............................................           264             8,720
                                                                                      --------
    PROCESS INDUSTRIES 2.1%
    Agrium Inc. (Canada) .....................................            65               946
    Bunge Ltd. ...............................................           757            29,477
    Cabot Corp. ..............................................           403            16,402
    Valspar Corp. ............................................           253            12,749
                                                                                      --------
                                                                                        59,574
                                                                                      --------
    PRODUCER MANUFACTURING 5.3%
    General Electric Co. .....................................         2,186            70,826
(a) Mettler-Toledo International Inc. (Switzerland) ..........           357            17,543
    PACCAR Inc. ..............................................           206            11,946
    United Technologies Corp. ................................           523            47,844
                                                                                      --------
                                                                                       148,159
                                                                                      --------
    REAL ESTATE INVESTMENT TRUSTS .3%
    Trizec Properties Inc. ...................................           392             6,374
    Ventas Inc. ..............................................            12               280
                                                                                      --------
                                                                                         6,654
                                                                                      --------

    RETAIL TRADE 5.0%
(a) AutoZone Inc. ............................................           178            14,258
(a) Dollar Tree Stores Inc. ..................................         1,204            33,026
    Family Dollar Stores Inc. ................................           579            17,613


                                                              Annual Report | 15

INSTITUTIONAL FIDUCIARY TRUST

--------------------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                              SHARES           VALUE
--------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    RETAIL TRADE (CONT.)
(a) Kohl's Corp. .....................................................            354         $   14,967
    Lowe's Cos. Inc. .................................................            185              9,722
    Wal-Mart Stores Inc. .............................................            953             50,280
                                                                                              ----------
                                                                                                 139,866
                                                                                              ----------
    TECHNOLOGY SERVICES 10.1%
(a) Accenture Ltd., A (Bermuda) ......................................          1,566             43,034
(a) Affiliated Computer Services Inc., A .............................            264             13,976
    Automatic Data Processing Inc. ...................................             51              2,136
    Computer Associates International Inc. ...........................            199              5,584
    First Data Corp. .................................................            669             29,784
    International Business Machines Corp. ............................            371             32,704
    Microsoft Corp. ..................................................          3,444             98,360
    Paychex Inc. .....................................................          1,146             38,826
(a) Peoplesoft Inc. ..................................................            962             17,797
                                                                                              ----------
                                                                                                 282,201
                                                                                              ----------
    TRANSPORTATION 1.7%
    Expeditors International of Washington Inc. ......................            888             43,876
    Southwest Airlines Co. ...........................................            268              4,494
                                                                                              ----------
                                                                                                  48,370
                                                                                              ----------
    UTILITIES 1.0%
    Edison International .............................................            202              5,165
    Entergy Corp. ....................................................            250             14,003
    NiSource Inc. ....................................................            199              4,103
(a) PG&E Corp. .......................................................             87              2,431
    Puget Energy Inc. ................................................             41                898
                                                                                              ----------
                                                                                                  26,600
                                                                                              ----------
    TOTAL COMMON STOCKS (COST $2,510,031) ............................                         2,730,092
                                                                                              ----------
    SHORT TERM INVESTMENT (COST $12,473) .4%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio ....         12,473             12,473
                                                                                              ----------
    TOTAL INVESTMENTS (COST $2,522,504) 98.4% ........................                         2,742,565
    OTHER ASSETS, LESS LIABILITIES 1.6% ..............................                            43,411
                                                                                              ----------
    NET ASSETS 100.0% ................................................                        $2,785,976
                                                                                              ==========

(a)   Non-income producing.

(b)   See Note 7 regarding investments in affiliated Money Market Portfolio.


16 | See notes to financial statements. | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

                                                                                                   ------------------------
                                                                                                      YEAR ENDED JUNE 30,
                                                                                                     2004           2003(c)
                                                                                                   ------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year .......................................................         $ 10.71           $10.00
                                                                                                   ------------------------
Income from investment operations:
 Net investment income(a).................................................................             .04              .01
 Net realized and unrealized gains (losses) ..............................................            1.79              .70
                                                                                                   ------------------------
Total from investment operations .........................................................            1.83              .71
                                                                                                   ------------------------
Less distributions from:
 Net investment income ...................................................................            (.06)              --
 Net realized gains ......................................................................            (.54)              --
                                                                                                   ------------------------
Total distributions ......................................................................            (.60)              --
                                                                                                   ------------------------
Net asset value, end of year .............................................................         $ 11.94           $10.71
                                                                                                   ========================

Total return(b) ..........................................................................           17.36%            7.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................................................         $ 2,974           $2,143
Ratios to average net assets:
 Expenses ................................................................................             .70%             .12%(d)
 Expenses excluding waiver and payments by affiliate .....................................            3.72%            1.03%(d)
 Net investment income ...................................................................             .32%             .11%(d)
Portfolio turnover rate ..................................................................          173.60%           11.93%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   For the period April 30, 2003 (effective date) to June 30, 2003.

(d)   Not annualized.


                         Annual Report | See notes to financial statements. | 17

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004

------------------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                          SHARES            VALUE
------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.6%
    COMMERCIAL SERVICES 1.2%
(a) Copart Inc. ........................................................           7          $    187
    Moody's Corp. ......................................................          68             4,397
    Robert Half International Inc. .....................................       1,053            31,348
                                                                                              --------
                                                                                                35,932
                                                                                              --------
    COMMUNICATIONS 1.9%
(a) Nextel Communications Inc., A ......................................       2,028            54,067
(a) NII Holdings Inc., B ...............................................           6               202
(a) NTL Inc. (United Kingdom) ..........................................          41             2,362
                                                                                              --------
                                                                                                56,631
                                                                                              --------
    CONSUMER DURABLES .5%
(a) Activision Inc. ....................................................         110             1,749
    D.R. Horton Inc. ...................................................           2                57
(a) Electronic Arts Inc. ...............................................         206            11,237
                                                                                              --------
                                                                                                13,043
                                                                                              --------
    CONSUMER NON-DURABLES 8.7%
    Anheuser-Busch Cos. Inc. ...........................................       1,091            58,914
    Avon Products Inc. .................................................          49             2,261
(a) Coach Inc. .........................................................          52             2,350
    Coca-Cola Co. ......................................................       1,761            88,895
    Colgate-Palmolive Co. ..............................................         816            47,695
(a) NBTY Inc. ..........................................................         109             3,204
    Polo Ralph Lauren Corp. ............................................          71             2,446
    Procter & Gamble Co. ...............................................         992            54,004
                                                                                              --------
                                                                                               259,769
                                                                                              --------
    CONSUMER SERVICES 4.3%
(a) Career Education Corp. .............................................          28             1,276
    Clear Channel Communications Inc. ..................................         221             8,166
(a) eBay Inc. ..........................................................         294            27,033
(a) Univision Communications Inc., A ...................................         999            31,898
    Viacom Inc., B .....................................................         571            20,396
    The Walt Disney Co. ................................................       1,468            37,419
(a) Wynn Resorts Ltd. ..................................................          73             2,820
                                                                                              --------
                                                                                               129,008
                                                                                              --------
    DISTRIBUTION SERVICES .6%
    Cardinal Health Inc. ...............................................         172            12,049
    MSC Industrial Direct Co. Inc. .....................................          58             1,905
    Sysco Corp. ........................................................          75             2,690
                                                                                              --------
                                                                                                16,644
                                                                                              --------
    ELECTRONIC TECHNOLOGY 18.5%
(a) Agilent Technologies Inc. ..........................................         984            28,811
(a) Applied Materials Inc. .............................................       2,800            54,936
(a) Avaya Inc. .........................................................         126             1,990


18  | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

----------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND             SHARES           VALUE
----------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
(a) Cisco Systems Inc. .................................          5,341         $126,582
(a) Dell Inc. ..........................................            952           34,101
(a) EMC Corp. ..........................................            632            7,205
(a) FLIR Systems Inc. ..................................             30            1,647
    Intel Corp. ........................................          4,758          131,321
(a) Juniper Networks Inc. ..............................             66            1,622
    Linear Technology Corp. ............................            639           25,221
    Lockheed Martin Corp. ..............................            868           45,205
    Maxim Integrated Products Inc. .....................             63            3,302
    Motorola Inc. ......................................            255            4,654
    Nokia Corp., ADR (Finland) .........................            108            1,570
    QUALCOMM Inc. ......................................            679           49,553
    Tektronix Inc. .....................................            297           10,104
(a) Thermo Electron Corp. ..............................            258            7,931
(a) Waters Corp. .......................................            125            5,972
    Xilinx Inc. ........................................            264            8,794
                                                                                --------
                                                                                 550,521
                                                                                --------
    ENERGY MINERALS 1.9%
    BP PLC, ADR (United Kingdom) .......................            161            8,625
    Devon Energy Corp. .................................            713           47,058
    Peabody Energy Corp. ...............................             32            1,791
                                                                                --------
                                                                                  57,474
                                                                                --------
    FINANCE 7.6%
(a) Berkshire Hathaway Inc., B .........................             14           41,370
    Capital One Financial Corp. ........................             58            3,966
(a) CapitalSource Inc. .................................            216            5,281
    Chicago Mercantile Exchange ........................             44            6,352
    Countrywide Financial Corp. ........................            667           46,857
    Fannie Mae .........................................             89            6,351
    Fifth Third Bancorp ................................            610           32,806
    Freddie Mac ........................................            764           48,361
    Investors Financial Services Corp. .................            196            8,542
    Marsh & McLennan Cos. Inc. .........................            104            4,720
(a) Providian Financial Corp. ..........................             91            1,335
    Wells Fargo & Co. ..................................            353           20,202
                                                                                --------
                                                                                 226,143
                                                                                --------
    HEALTH SERVICES 3.4%
    Aetna Inc. .........................................            153           13,005
(a) Anthem Inc. ........................................            509           45,586
(a) Caremark RX Inc. ...................................            818           26,945
(a) Coventry Health Care Inc. ..........................             11              538
(a) Health Net Inc., A .................................            105            2,782
    Quest Diagnostics Inc. .............................             48            4,078
(a) VCA Antech Inc. ....................................            202            9,054
                                                                                --------
                                                                                 101,988
                                                                                --------


                                                              Annual Report | 19

INSTITUTIONAL FIDUCIARY TRUST

--------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                 SHARES           VALUE
--------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH TECHNOLOGY 19.8%
    Abbott Laboratories .......................................       1,164        $  47,445
(a) Amgen Inc. ................................................       1,349           73,615
(a) Biogen Idec Inc. ..........................................         193           12,207
(a) Celgene Corp. .............................................          14              802
(a) Cytyc Corp. ...............................................         128            3,247
(a) Dade Behring Holdings Inc. ................................          71            3,374
(a) Eon Labs Inc. .............................................           7              286
(a) Forest Laboratories Inc. ..................................         191           10,816
(a) Genentech Inc. ............................................          18            1,012
(a) Gilead Sciences Inc. ......................................         307           20,569
(a) Hospira Inc. ..............................................           1               17
(a) ImClone Systems Inc. ......................................          12            1,029
(a) INAMED Corp. ..............................................           7              440
    Johnson & Johnson Inc. ....................................       2,073          115,466
    Medtronic Inc. ............................................         286           13,934
(a) OSI Pharmaceuticals Inc. ..................................         120            8,453
    Pall Corp. ................................................         908           23,780
    Pfizer Inc. ...............................................       5,053          173,217
(a) Varian Medical Systems Inc. ...............................         327           25,947
    Wyeth .....................................................       1,472           53,228
(a) Zimmer Holdings Inc. ......................................           6              529
                                                                                   ---------
                                                                                     589,413
                                                                                   ---------
    INDUSTRIAL SERVICES .1%
(a) Allied Waste Industries Inc. ..............................         160            2,109
                                                                                   ---------
    NON-ENERGY MINERALS
    Freeport McMoRan Copper & Gold Inc., B ....................          15              497
                                                                                   ---------
    PROCESS INDUSTRIES 2.2%
    Bunge Ltd. ................................................       1,147           44,664
    Cabot Corp. ...............................................         305           12,414
    Valspar Corp. .............................................         159            8,012
                                                                                   ---------
                                                                                      65,090
                                                                                   ---------
    PRODUCER MANUFACTURING 4.3%
    General Electric Co. ......................................       1,267           41,051
(a) Mettler-Toledo International Inc. (Switzerland) ...........         825           40,540
    United Technologies Corp. .................................         518           47,387
                                                                                   ---------
                                                                                     128,978
                                                                                   ---------

    RETAIL TRADE 6.8%
(a) American Eagle Outfitters Inc. ............................          18              520
(a) AutoZone Inc. .............................................         105            8,410
    Best Buy Co. Inc. .........................................          40            2,030
(a) Dollar Tree Stores Inc. ...................................         220            6,035
    Family Dollar Stores Inc. .................................       1,091           33,188
    Home Depot Inc. ...........................................         529           18,621
(a) Kohl's Corp. ..............................................         145            6,131
    Lowe's Cos. Inc. ..........................................         734           38,572


20 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

-------------------------------------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                                  SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    RETAIL TRADE (CONT.)
(a) Netflix.Com Inc. ......................................................              194       $    6,974
(a) Pacific Sunwear of California Inc. ....................................              172            3,366
    Target Corp. ..........................................................               55            2,336
    Tiffany & Co. .........................................................              119            4,385
(a) Urban Outfitters Inc. .................................................               76            4,629
    Wal-Mart Stores Inc. ..................................................            1,291           68,113
                                                                                                   ----------
                                                                                                      203,310
                                                                                                   ----------
    TECHNOLOGY SERVICES 12.1%
(a) Accenture Ltd., A (Bermuda) ...........................................            1,682           46,221
(a) Affiliated Computer Services Inc., A ..................................               24            1,270
(a) Akamai Technologies Inc. ..............................................              108            1,938
(a) Ask Jeeves Inc. .......................................................              120            4,683
    Autodesk Inc. .........................................................               60            2,569
    Automatic Data Processing Inc. ........................................               28            1,173
(a) Cognizant Technology Solutions Corp., A ...............................              131            3,329
    Computer Associates International Inc. ................................              147            4,125
    First Data Corp. ......................................................              980           43,630
(a) Hyperion Solutions Corp. ..............................................                5              219
    International Business Machines Corp. .................................               78            6,876
(a) Mercury Interactive Corp. .............................................                5              249
    Microsoft Corp. .......................................................            5,318          151,882
(a) Oracle Corp. ..........................................................            1,085           12,944
    Paychex Inc. ..........................................................            1,081           36,624
(a) Peoplesoft Inc. .......................................................              217            4,014
(a) Red Hat Inc. ..........................................................              185            4,251
(a) Symantec Corp. ........................................................              182            7,968
(a) Yahoo! Inc. ...........................................................              696           25,286
                                                                                                   ----------
                                                                                                      359,251
                                                                                                   ----------
    TRANSPORTATION 2.7%
    C.H. Robinson Worldwide Inc. ..........................................              254           11,644
    Expeditors International of Washington Inc. ...........................            1,000           49,410
    Southwest Airlines Co. ................................................            1,073           17,994
                                                                                                   ----------
                                                                                                       79,048
                                                                                                   ----------
    TOTAL COMMON STOCKS (COST $2,643,587) .................................                         2,874,849
                                                                                                   ----------
    SHORT TERM INVESTMENT (COST $44,390) 1.5%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio .........           44,390           44,390
                                                                                                   ----------
    TOTAL INVESTMENTS (COST $2,687,977) 98.1% .............................                         2,919,239
    OTHER ASSETS, LESS LIABILITIES 1.9% ...................................                            55,256
                                                                                                   ----------
    NET ASSETS 100.0% .....................................................                        $2,974,495
                                                                                                   ==========

(a)   Non-income producing.

(b)   See Note 7 regarding investments in affiliated Money Market Portfolio.


                           Annual Report|See notes to financial statements. | 21

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                                            ---------------------------------------------
                                                                            FRANKLIN STRUCTURED       FRANKLIN STRUCTURED
                                                                               LARGE CAP CORE           LARGE CAP GROWTH
                                                                                 EQUITY FUND               EQUITY FUND
                                                                            ---------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .......................................             $2,510,031               $2,643,587
  Cost - Sweep money fund (Note 7) ..................................                 12,473                   44,390
                                                                                  -----------------------------------
  Value - Unaffiliated issuers ......................................              2,730,092                2,874,849
  Value - Sweep money fund (Note 7) .................................                 12,473                   44,390
 Receivables:
  Investment securities sold ........................................                 52,642                  232,488
  Dividends .........................................................                  2,070                    2,143
  Affiliates ........................................................                 58,871                   58,581
                                                                                  -----------------------------------
      Total assets ..................................................              2,856,148                3,212,451
                                                                                  -----------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...................................                 48,639                  216,883
  Professional fees .................................................                 17,151                   17,492
  Reports to shareholders ...........................................                  4,301                    3,501
 Other liabilities ..................................................                     81                       80
                                                                                  -----------------------------------
      Total liabilities .............................................                 70,172                  237,956
                                                                                  -----------------------------------
       Net assets, at value .........................................             $2,785,976               $2,974,495
                                                                                  ===================================
Net assets consist of:
 Undistributed net investment income ................................             $   13,085               $    7,168
 Net unrealized appreciation (depreciation) .........................                220,061                  231,262
 Accumulated net realized gain (loss) ...............................                223,743                  177,245
 Capital shares .....................................................              2,329,087                2,558,820
                                                                                  -----------------------------------
Net assets, at value ................................................             $2,785,976               $2,974,495
                                                                                  ===================================
Shares outstanding ..................................................                230,376                  249,177
                                                                                  ===================================
Net asset value and maximum offering price per share ................             $    12.09               $    11.94
                                                                                  ===================================


22 | See notes to financial statements. | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

STATEMENTS OF OPERATIONS
for the year ended June 30, 2004

                                                                                 -------------------------------------------
                                                                                 FRANKLIN STRUCTURED     FRANKLIN STRUCTURED
                                                                                    LARGE CAP CORE         LARGE CAP GROWTH
                                                                                     EQUITY FUND              EQUITY FUND
                                                                                 -------------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers ..................................................              $  39,082             $  25,471
  Sweep money fund (Note 7) .............................................                    169                   165
                                                                                       -------------------------------
      Total investment income ...........................................                 39,251                25,636
                                                                                       -------------------------------
Expenses:
 Management fees (Note 3) ...............................................                 12,949                12,512
 Administrative fees (Note 3) ...........................................                  5,207                 5,028
 Transfer agent fees (Note 3) ...........................................                    232                   215
 Custodian fees (Note 4) ................................................                     48                    50
 Reports to shareholders ................................................                  8,675                 7,052
 Registration and filing fees ...........................................                 15,210                15,118
 Offering costs (Note 1d) ...............................................                 30,058                30,228
 Professional fees ......................................................                 21,952                22,634
 Trustees' fees and expenses ............................................                      3                     3
 Other ..................................................................                    944                   939
                                                                                       -------------------------------
      Total expenses ....................................................                 95,278                93,779
      Expenses waived/paid by affiliate (Note 3) ........................                (77,045)              (76,127)
                                                                                       -------------------------------
       Net expenses .....................................................                 18,233                17,652
                                                                                       -------------------------------
        Net investment income ...........................................                 21,018                 7,984
                                                                                       -------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..............................                272,802               258,676
 Net unrealized appreciation (depreciation) on investments ..............                105,460               116,990
                                                                                       -------------------------------
Net realized and unrealized gain (loss) .................................                378,262               375,666
                                                                                       -------------------------------
Net increase (decrease) in net assets resulting from operations .........              $ 399,280             $ 383,650
                                                                                       ===============================


                         Annual Report | See notes to financial statements. | 23

INSTITUTIONAL FIDUCIARY TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2004 and 2003

                                                                         -----------------------------------------------------------
                                                                             FRANKLIN STRUCTURED            FRANKLIN STRUCTURED
                                                                                LARGE CAP CORE                LARGE CAP GROWTH
                                                                                  EQUITY FUND                     EQUITY FUND
                                                                         -----------------------------------------------------------
                                                                            2004            2003(a)         2004             2003(a)
                                                                         -----------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................     $    21,018      $    3,629     $     7,984      $    2,238
  Net realized gain (loss) from investments ........................         272,802          18,466         258,676          26,129
  Net unrealized appreciation (depreciation) on investments ........         105,460         114,601         116,990         114,272
                                                                         -----------------------------------------------------------
       Net increase (decrease) in net assets resulting from
         operations ................................................         399,280         136,696         383,650         142,639
 Distributions to shareholders from:
  Net investment income ............................................         (19,754)             --         (11,140)             --
  Net realized gains ...............................................         (67,525)             --        (107,560)             --
                                                                         -----------------------------------------------------------
 Total distributions to shareholders ...............................         (87,279)             --        (118,700)             --
 Capital share transactions (Note 2) ...............................         337,279       2,000,000         566,906       2,000,000
                                                                         -----------------------------------------------------------
       Net increase (decrease) in net assets .......................         649,280       2,136,696         831,856       2,142,639
Net assets:
 Beginning of year .................................................       2,136,696              --       2,142,639              --
                                                                         -----------------------------------------------------------
 End of year .......................................................     $ 2,785,976      $2,136,696     $ 2,974,495      $2,142,639
                                                                         ===========================================================
Undistributed net investment income included in net assets:
 End of year .......................................................     $    13,085      $    4,692     $     7,168      $    3,303
                                                                         ===========================================================

(a)   For the period April 30, 2003 (effective date) to June 30, 2003.


24 | See notes to financial statements. | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the series are presented separately. The Funds' investment objective is capital growth.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. If events occur that materially affect the values after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. All security valuation procedures are approved by the Board of Trustees.

B. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its tax able income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

D. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                               Annual Report |25

INSTITUTIONAL FIDUCIARY TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. REDEMPTION FEES

Effective June 1, 2004, redemption fees and exchanges of the Fund's shares held five trading days or less may be subject to the Fund's redemption fees, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital. There were no redemption fees for the year.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                                   ------------------------------------------------------
                                                                          FRANKLIN                        FRANKLIN
                                                                    STRUCTURED LARGE CAP            STRUCTURED LARGE CAP
                                                                      CORE EQUITY FUND               GROWTH EQUITY FUND
                                                                   ------------------------------------------------------
                                                                    SHARES         AMOUNT          SHARES        AMOUNT
                                                                   ------------------------------------------------------
Year ended June 30, 2004
 Shares sold ..............................................         22,707      $  250,000         38,635      $  448,206
 Shares issued in reinvestment of distributions ...........          7,669          87,279         10,542         118,700
                                                                   ------------------------------------------------------
 Net increase (decrease) ..................................         30,376      $  337,279         49,177      $  566,906
                                                                   ======================================================
Period ended June 30, 2003(a)
 Shares sold ..............................................        200,000      $2,000,000        200,000      $2,000,000
                                                                   ------------------------------------------------------
 Net increase (decrease) ..................................        200,000      $2,000,000        200,000      $2,000,000
                                                                   ======================================================

(a)   For the period April 30, 2003 (effective date) to June 30, 2003.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

------------------------------------------------------------------------------------------
  ENTITY                                                            AFFILIATION
------------------------------------------------------------------------------------------
  Franklin/Templeton Services LLC (FT Services)                     Administrative manager
  Franklin Advisers Inc. (Advisers)                                 Investment manager
  Franklin Templeton Distributors Inc. (Distributors)               Principal underwriter
  Franklin/Templeton Investor Services LLC (Investor Services)      Transfer agent


26 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Funds pay an administrative fee to FT Services of .20% per year of the average daily net assets of each fund.

The Funds pay an investment management fee to Advisers of .50% per year of the average daily net assets of each fund.

Advisers agreed in advance to voluntarily waive administrative and management fees and assume payment of other expenses through March 31, 2005, as noted in the Statement of Operations. Total expenses by Advisors are not subject to reimbursement by the Fund.

At June 30, 2004, Advisers owned 89.80% and 84.49% of the Franklin Structured Large Cap Core Equity Fund and Franklin Structured Large Cap Growth Equity Fund, respectively.

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                                                     ----------------------------------
                                                                        FRANKLIN           FRANKLIN
                                                                       STRUCTURED         STRUCTURED
                                                                     LARGE CAP CORE    LARGE CAP GROWTH
                                                                       EQUITY FUND        EQUITY FUND
                                                                     ----------------------------------
Transfer agent fees..............................................          $44                $42

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2004, there were no credits earned.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2004, and 2003, was as follows:

                                                             ----------------------------------------------
                                                                   FRANKLIN                  FRANKLIN
                                                             STRUCTURED LARGE CAP      STRUCTURED LARGE CAP
                                                               CORE EQUITY FUND         GROWTH EQUITY FUND
                                                             ----------------------------------------------
                                                              2004         2003         2004          2003
                                                             ----------------------------------------------
Distributions paid from ordinary income .........           $87,279     $      --     $118,700       $    --


                                                              Annual Report | 27

INSTITUTIONAL FIDUCIARY TRUST

5. INCOME TAXES (CONTINUED)

At June 30, 2004, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                                                           --------------------------------------
                                                                                              FRANKLIN               FRANKLIN
                                                                                             STRUCTURED             STRUCTURED
                                                                                           LARGE CAP CORE        LARGE CAP GROWTH
                                                                                             EQUITY FUND            EQUITY FUND
                                                                                           --------------------------------------
Cost of investments ........................................................                $ 2,534,071             $ 2,704,840
                                                                                            ===================================
Unrealized appreciation ....................................................                    234,243                 243,202
Unrealized depreciation ....................................................                    (25,749)                (28,803)
                                                                                            -----------------------------------
Net unrealized appreciation (depreciation) .................................                $   208,494             $   214,399
                                                                                            ===================================

Undistributed ordinary income ..............................................                $   203,140             $   123,855
Undistributed long-term capital gains ......................................                     45,255                  77,420
                                                                                            -----------------------------------
Distributable earnings .....................................................                $   248,395             $   201,275
                                                                                            ===================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of offering costs. Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended June 30, 2004 were as follows:

                                                                                           --------------------------------------
                                                                                              FRANKLIN               FRANKLIN
                                                                                             STRUCTURED             STRUCTURED
                                                                                           LARGE CAP CORE        LARGE CAP GROWTH
                                                                                             EQUITY FUND            EQUITY FUND
                                                                                           --------------------------------------
Purchases ..................................................................                $ 4,408,519             $ 4,684,600
Sales ......................................................................                $ 4,170,723             $ 4,294,345

7. INVESTMENTS IN AFFILIATED MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


28 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

8. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Trust's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Trust's investment manager neither admits nor denies any wrongdoing, the Trust's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Trust's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


                                                              Annual Report | 29

INSTITUTIONAL FIDUCIARY TRUST

8. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Trust's investment manager and the Trust's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Trust's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Company, in addition to other entities within Franklin Templeton Investments, including certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


30 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF INSTITUTIONAL FIDUCIARY TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting a part of the Institutional Fiduciary Trust, (hereafter referred to as the "Funds") at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 11, 2004


                                                              Annual Report | 31

INSTITUTIONAL FIDUCIARY TRUST

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended June 30, 2004.

                       ------------------------------------
                          FRANKLIN             FRANKLIN
                         STRUCTURED           STRUCTURED
                       LARGE CAP CORE      LARGE CAP GROWTH
                         EQUITY FUND          EQUITY FUND
                       ------------------------------------
                           $45,255              $77,420

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under
Section 1(h)(11) of the Code for the fiscal year ended June 30, 2004.

                       ------------------------------------
                          FRANKLIN             FRANKLIN
                         STRUCTURED           STRUCTURED
                       LARGE CAP CORE      LARGE CAP GROWTH
                         EQUITY FUND          EQUITY FUND
                       ------------------------------------
                           $37,745              $24,167

In January 2005, shareholders will receive form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended June 30, 2004.

                       ------------------------------------
                          FRANKLIN             FRANKLIN
                         STRUCTURED           STRUCTURED
                       LARGE CAP CORE      LARGE CAP GROWTH
                         EQUITY FUND          EQUITY FUND
                       ------------------------------------
                            43.29%               21.06%


32 | Annual Report

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)     Trustee          Since 1985          112                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)         Trustee          Since 1985          141                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                          company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (76)        Trustee          Since 1998          51                         None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief Counsel,
California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)      Trustee          Since 1989          142                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)        Trustee          Since 1985          114                        Director, The California Center for
One Franklin Parkway                                                                          Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 33

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)        Trustee          Since 1992          141                        Director, White Mountains Insurance
One Franklin Parkway                                                                          Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                                      Biosciences Corporation; MedImmune,
                                                                                              Inc. (biotechnology); and
                                                                                              Overstock.com (Internet services); and
                                                                                              FORMERLY, Director, MCI Communication
                                                                                              Corporation (sub sequently known as
                                                                                              MCI WorldCom, Inc. and WorldCom, Inc.)
                                                                                              (communications services) (1988-2002)
                                                                                              and Spacehab, Inc. (aerospace
                                                                                              services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)     Chairman of      Trustee since       141                        None
One Franklin Parkway          the Board        1985 and
San Mateo, CA 94403-1906                       Chairman of the
                                               Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63) Trustee and      Trustee since 1985  124                        None
One Franklin Parkway          President and    and President and
San Mateo, CA 94403-1906      Chief Executive  Chief Executive
                              Officer -        Officer -
                              Investment       Investment
                              Management       Management
                                               since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


34 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                               LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION         TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)          Vice President   Since 1986          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)       Vice President   Since 1995          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer,
Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)         Senior Vice      Since 2002          Not Applicable             None
500 East Broward Blvd.        President and
Suite 2100                    Chief Executive
Fort Lauderdale, FL           Officer -
33394-3091                    Finance and
                              Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)            Vice President   Since 2000          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)         Vice President   Since 2000          Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 35

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
                                                    LENGTH OF           FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION            TIME SERVED         BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DIOMEDES LOO-TAM (65)           Treasurer           Since March 2004    Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel
Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000); and
Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)          - Vice President    Since 2002          Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue                - AML                                                              Chemicals, Inc. and Lingnan
Rockefeller Center              Compliance                                                         Foundation.
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)          Vice President      Since 2000          Not Applicable             None
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (51)            Chief Financial     Since May 2004      Not Applicable             None
500 East Broward Blvd.          Officer
Suite 2100
Fort Lauderdale, FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's administrator and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/321-8563 TO REQUEST THE SAI.


36 | Annual Report

INSTITUTIONAL FIDUCIARY TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Funds have established Proxy Voting Policies and Procedures ("Policies") that the Funds use to determine how to vote proxies relating to portfolio securities. Shareholders may view the Funds' complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


                                                              Annual Report | 37
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

         [LOGO]                 FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN(R) TEMPLETON(R)        600 Fifth Avenue
      INSTITUTIONAL             New York, NY 10020
                                FRANKLINTEMPLETONINSTITUTIONAL.COM

ANNUAL REPORT

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND
FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/321-8563

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-2 A2004 08/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $90,833 for the fiscal year ended June 30, 2004 and $33,362 for the fiscal year ended June 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $47,910 for the fiscal year ended June 30, 2004 and $0 for the fiscal year ended June 30, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,486 for the fiscal year ended June 30, 2004 and $0 for the fiscal year ended June 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $98,514 for the fiscal year ended June 30, 2004 and $12,963 for the fiscal year ended June 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the reistrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $147,910 for the fiscal year ended June 30, 2004 and $12,963 for the fiscal year ended June 30, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    August 31, 2004